Expense Example, No Redemption - Highland Small-Cap Equity Fund - Class C	Jan. 31, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 507
Expense Example, No Redemption, 3 Years	1,519
Expense Example, No Redemption, 5 Years	2,531
Expense Example, No Redemption, 10 Years	$ 5,052